Fair Value Disclosures - Summary of Gains (Losses) Due to Changes In Instrument Specific Credit Risk For Loans and Other Receivables and Loan Commitments Measured at Fair Value Under Fair Value Option (Details) - USD ($)
$ in Thousands
	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2019	Dec. 31, 2017
Fair Value, Option, Quantitative Disclosures [Line Items]
Trading Assets:	$ (3,856)	$ (2,072)	$ 22,088
Changes in instrument specific credit risk	916	(427)	0
Financial instruments sold
Fair Value, Option, Quantitative Disclosures [Line Items]
Loans	(46)	656	0
Loan commitments	(739)	(1,089)	230
Long-term debt
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in instrument specific credit risk	38,064	(20,332)	(34,609)
Other changes in fair value	48,748	(25,144)	47,291
Short-term borrowings
Fair Value, Option, Quantitative Disclosures [Line Items]
Changes in instrument specific credit risk	0	114	0
Other changes in fair value	$ 0	$ (863)	$ (681)